Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000028758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000135456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000028755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000028762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000028757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000028754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028758
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	25.84%	10.18%	7.46%
Without Sales Load [Member] | C000028761
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%	25.74%	10.15%	7.45%
Without Sales Load [Member] | C000028748
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	25.40%	12.17%	6.93%
Without Sales Load [Member] | C000028765
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	15.21%	7.69%	2.76%
Without Sales Load [Member] | C000135456
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%	25.89%	10.24%	7.54%
Without Sales Load [Member] | C000028755
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%	25.55%	9.90%	7.18%
Without Sales Load [Member] | C000028750
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%	24.42%	11.32%	6.13%
Without Sales Load [Member] | C000028762
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%	15.00%	7.42%	2.50%
Without Sales Load [Member] | C000028751
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	25.59%	12.44%	7.20%
Without Sales Load [Member] | C000028764
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	14.15%	6.61%	1.73%
Without Sales Load [Member] | C000028757
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%	24.57%	9.08%	6.39%
Without Sales Load [Member] | C000028754
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%	25.66%	12.47%	7.24%
Without Sales Load [Member] | C000028768
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	15.32%	7.70%	2.89%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	12.76%	18.53%	8.05%	4.60%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	12.76%	18.53%	8.05%	4.60%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	12.76%	18.53%	8.05%	4.60%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	12.76%	18.53%	8.05%	4.60%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index